Deferred taxes and contributions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred taxes and contributions

22	Deferred taxes and contributions

(a)	Statement of financial position details

	December 31, 2025	December 31, 2024

Deferred income tax assets
Provisions	653,628	839,864
Pension plan obligations – G1	125,200	125,198
Donations of underlying assets on concession agreements	40,764	43,321
Allowance for doubtful accounts	116,431	177,271
Allowance for losses on other accounts receivable	54,426	50,515
Allowance for inventory losses	121,591	127,840
Allowance for losses on works and projects	10,554	57,606
Allowance for losses on write-off of assets	46,790	42,812
Performance Agreements	81,143	74,670
Present value adjustment (PVA) accounts receivable	89,073	100,913
Loss – hedge (Other comprehensive income)	-	4,302
Derivative financial instruments in the profit/loss	204,190	3,297
Deferred PIS/Cofins	432,777	-
Others	91,657	75,644
Total deferred tax asset	2,068,224	1,723,253

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(290,128)	(314,641)
Capitalization of borrowing costs	(526,275)	(461,362)
Profit on supply to government entities	(573,921)	(334,477)
Financial asset of the concession	(3,681,433)	(3,111,446)
Actuarial gain – G1 Plan	(91,262)	(125,096)
Construction margin	(35,113)	(37,842)
Borrowing Costs	-	(280)
Total deferred tax liabilities	(5,198,132)	(4,385,144)

Net deferred tax liabilities	(3,129,908)	(2,661,891)

(b)	Realization

	December 31, 2025	December 31, 2024

Deferred income tax assets
to be realized within 12 months	470,419	530,104
to be realized after one year	1,597,805	1,193,149
Total deferred tax asset	2,068,224	1,723,253

Deferred income tax liabilities
to be realized within 12 months	(35,317)	(25,563)
to be realized after one year (*)	(5,162,815)	(4,359,581)
Total deferred tax liabilities	(5,198,132)	(4,385,144)

Net Deferred Tax Assets/(Liabilities)	(3,129,908)	(2,661,891)

(*)	The amount of R$ 3,681,433, related to the financial asset, will be realized after the year 2060.

(c)	Changes

	December 31, 2024	Net Change	December 31, 2025

Deferred income tax assets
Provisions	839,864	(186,236)	653,628
Pension plan obligations – G1	125,198	2	125,200
Donations of underlying assets on concession agreements	43,321	(2,557)	40,764
Allowance for doubtful accounts	177,271	(60,840)	116,431
Allowance for losses on other accounts receivable	50,515	3,911	54,426
Allowance for inventory losses	127,840	(6,249)	121,591
Allowance for losses on works and projects	57,606	(47,052)	10,554
Allowance for losses on write-off of assets	42,812	3,978	46,790
Performance Agreements	74,670	6,473	81,143
Present value adjustment (PVA) accounts receivable	100,913	(11,840)	89,073
Loss – hedge (Other comprehensive income)	4,302	(4,302)	-
Derivative financial instruments in the profit/loss	3,297	200,893	204,190
Deferred PIS/Cofins	-	432,777	432,777
Others	75,644	16,013	91,657
Total deferred tax asset	1,723,253	344,971	2,068,224

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(314,641)	24,513	(290,128)
Capitalization of borrowing costs	(461,362)	(64,913)	(526,275)
Profit on supply to government entities	(334,477)	(239,444)	(573,921)
Financial asset of the concession	(3,111,446)	(569,987)	(3,681,433)
Actuarial gain – G1 Plan	(125,096)	33,834	(91,262)
Construction margin	(37,842)	2,729	(35,113)
Borrowing Costs	(280)	280	-
Total deferred tax liabilities	(4,385,144)	(812,988)	(5,198,132)

Net Deferred Tax Liabilities	(2,661,891)	(468,017)	(3,129,908)

	December 31, 2023	Net Change	December 31, 2024

Deferred income tax assets
Provisions	666,131	173,733	839,864
Pension plan obligations – G1	135,231	(10,033)	125,198
Donations of underlying assets on concession agreements	45,140	(1,819)	43,321
Allowance for doubtful accounts	182,519	(5,248)	177,271
Allowance for losses on other accounts receivable	54,905	(4,390)	50,515
Allowance for inventory losses	74,939	52,901	127,840
Allowance for losses on works and projects	1,839	55,767	57,606
Allowance for losses on write-off of assets	8,930	33,882	42,812
Performance Agreements	62,517	12,153	74,670
Present value adjustment (PVA) accounts receivable	102,216	(1,303)	100,913
Loss – hedge (Other comprehensive income)	-	4,302	4,302
Derivative financial instruments in the profit/loss	-	3,297	3,297
Others	77,421	(1,777)	75,644
Total deferred tax asset	1,411,788	311,465	1,723,253

Deferred income tax liabilities
Temporary difference in the concession of intangible asset	(329,060)	14,419	(314,641)
Capitalization of borrowing costs	(465,510)	4,148	(461,362)
Profit on supply to government entities	(348,514)	14,037	(334,477)
Financial asset of the concession	-	(3,111,446)	(3,111,446)
Actuarial gain – G1 Plan	(121,425)	(3,671)	(125,096)
Construction margin	(40,579)	2,737	(37,842)
Borrowing Costs	(8,624)	8,344	(280)
Total deferred tax liabilities	(1,313,712)	(3,071,432)	(4,385,144)

Net Deferred Tax Assets/(Liabilities)	98,076	(2,759,967)	(2,661,891)

	December 31, 2025	December 31, 2024

Initial balance	(2,661,891)	98,076
Net change in the year:
- consideration in the income statement	(501,852)	(2,756,296)
- consideration in equity valuation adjustments (Note 26)	33,835	(3,671)
Total net change	(468,017)	(2,759,967)

Final balance	(3,129,908)	(2,661,891)

(d)	Reconciliation of the effective tax rate

The amounts recorded as income tax and social contribution expenses in the financial statements are reconciled to the statutory rates, as shown below:

	2025	2024

Profit before taxes	11,701,851	13,642,808
Statutory rate	34%	34%
Estimated expense at statutory rate	(3,978,629)	(4,638,555)
Permanent differences
Tax benefit from interest on equity	611,320	672,796
Provision Law No. 4.819/1958 – G0	(43,638)	(23,721)
Donations	(104)	(21,591)
Tax Incentives	92,550	52,892
Agreement with AAPS	(9,709)	(77,471)
Other differences	88,418	(27,595)
Income and social contribution taxes	(3,239,792)	(4,063,245)
Current income and social contribution taxes	(2,742,241)	(1,302,648)
Deferred income and social contribution taxes	(497,551)	(2,760,597)
Effective rate	28%	30%

Accounting policy

The expenses with income and social contribution taxes represent the sum of the current and deferred taxes.

Current taxes

The provision for income and social contribution taxes is based on the taxable income for the year and calculated on the basis of the rates in force at the end of the year. The income tax was constituted at the rate of 15%, plus an additional 10% on taxable income in excess of R$ 240. The social contribution was calculated at the rate of 9% on the adjusted accounting profit. Taxable income differs from income presented in the income statement because it excludes taxable or deductible income or expenses in other years, in addition to excluding non-taxable or non-deductible items on a permanent basis. The Company periodically evaluates the positions taken in the income tax returns in relation to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the estimated amounts of payment to the tax authorities.

Deferred taxes

Deferred income and social contribution taxes are recognized in full on the differences between the assets and liabilities recognized for tax purposes and their corresponding recognized amounts in the financial statements; however, they are not recognized if they are generated in the initial record of assets and liabilities in operations that do not affect the tax bases, except in business combination operations. The deferred income tax and social contribution are determined considering the rates (and laws) in force on the date of preparation of the financial statements and which are expected to be applicable when the respective income and social contribution taxes are realized.

Deferred income and social contribution tax assets are recognized only to the extent that it is probable that there will be a positive tax base for which temporary differences can be used and tax losses can be offset.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when deferred income tax assets and liabilities relate to income taxes levied by the same taxing authority on the taxing entity.

The Company recognizes and pays income taxes based on the results of operations determined in accordance with the Brazilian corporation law, considering the provisions of the tax legislation. Deferred tax assets and liabilities are recognized based on the differences between the accounting balances and the tax bases of the assets and liabilities.

The Company regularly reviews deferred tax assets for recoverability and recognizes a valuation allowance if it is probable that these assets will not be realized, based on historical taxable income, the projection of future taxable income and the estimated time of reversal of existing temporary differences. These calculations require the use of estimates and assumptions. The use of different estimates and assumptions could result in a provision for valuation allowance of all or a significant part of the deferred tax assets.